Financial Instruments - Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values (Detail) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017	May 31, 2016	Oct. 31, 2015	Nov. 16, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 3,084,090,000	$ 3,045,195,000	$ 2,820,297,000
Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated Interest Rate		7.625%
Senior Notes | 6.375% Senior Secured Notes Due 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value			266,588,000
Stated Interest Rate		6.375%					6.375%
Senior Notes | 8.75% Senior Notes Due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value			923,256,000
Stated Interest Rate	8.875%	8.75%					8.75%
Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value			266,689,000
Stated Interest Rate	8.875%	8.875%				8.875%
Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value			908,526,000
Stated Interest Rate	7.875%	7.875%			7.875%
Senior Notes | 7.625% Senior Notes Due 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value			395,238,000
Stated Interest Rate	7.625%	7.625%		7.625%
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 3,055,249,000	$ 3,057,274,000	2,769,465,000
Estimated Fair Value	2,992,913,000	2,889,616,000	2,893,547,000
Fair Value, Inputs, Level 2 | Senior Notes | 6.375% Senior Secured Notes Due 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value		0	269,465,000
Estimated Fair Value		0	273,507,000
Fair Value, Inputs, Level 2 | Senior Notes | 8.75% Senior Notes Due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value		679,299,000	930,000,000
Estimated Fair Value		643,568,000	952,134,000
Fair Value, Inputs, Level 2 | Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	270,000,000	270,000,000	270,000,000
Estimated Fair Value	271,323,000	257,073,000	276,486,000
Fair Value, Inputs, Level 2 | Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	900,000,000	900,000,000	900,000,000
Estimated Fair Value	904,410,000	855,000,000	966,420,000
Fair Value, Inputs, Level 2 | Senior Notes | 7.625% Senior Notes Due 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	400,000,000	400,000,000	400,000,000
Estimated Fair Value	342,120,000	326,000,000	425,000,000
Fair Value, Inputs, Level 2 | Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	805,950,000	807,975,000	0
Estimated Fair Value	$ 805,950,000	$ 807,975,000	$ 0